Hedging Derivative Financial Instruments - Summary of Hedging Derivative Financial Instruments (Detail) - Cash flow hedges [Member] - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [Line Items]
Cash flow hedge-forward exchange contracts, financial liabilities	$ 1	$ 1
Forward exchange contracts [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Cash flow hedge-forward exchange contracts, financial liabilities	$ 1	$ 1